Business combinations - Narrative (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Nov. 01, 2023 CAD ($)	Apr. 04, 2022 CAD ($)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Apr. 04, 2022 JPY (¥)
Disclosure of detailed information about business combination [line items]
Goodwill			$ 70.8	$ 63.9	$ 53.1
Net cash inflow on business combination			(15.9)	2.8	0.0
Paola Confectii
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 16.4
Acquisition-related costs			0.8
Goodwill	8.3
Total purchase consideration	$ 15.9
Contingent liabilities recognised in business combination			$ 7.4
Contingent liabilities recognised in business combination, period			2 years
Paola Confectii | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Intangible assets	$ 3.5
Paola Confectii | Brand name
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1.0
Canada Goose Japan, K.K.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.00%				50.00%
Cash transferred		$ (2.6)				¥ (250.0)
Contingent consideration recognised as of acquisition date		20.0				1,958.9
Total purchase consideration		22.6				2,208.9
Acquisition-related costs				1.3	$ 0.7
Goodwill		10.8		$ 10.8
Useful life measured as period of time, intangible assets other than goodwill				10 years
Revenue of acquiree since acquisition date				$ 54.0
Profit (loss) of acquiree since acquisition date				$ 1.0
Proportion of ownership interests held by non-controlling interests				50.00%
Put option, period				6 months
Put option for non-controlling interest		21.2				¥ 2,076.4
Net cash inflow on business combination		2.8
Intangible assets		$ 14.9		$ 14.9